Fairway Private Equity & Venture Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2024
Shares		% of Net Assets	Fair Value
	DIRECT INVESTMENTS - 17.2%
	Homebrew SL Fund, LLC(a)(b)(c)	1.4%	$250,000
	MXV SPV Master LP 1(a)(b)(c)	8.0%	1,494,000
	MXV SPV Master LP 2(a)(b)(c)	6.4%	1,195,000
	MXV SPV Master LP 4(a)(b)(c)	1.4%	250,000
	TOTAL DIRECT INVESTMENTS (Cost - $2,536,014)	17.2%	$3,189,000

	PORTFOLIO FUNDS(e) - 82.8%
	Adams Street Private Credit Fund II-B LP(a)(b)(c)	8.5%	$1,584,344
	Bain Capital Ventures 2022 Fund, LP(a)(b)(c)	7.2%	1,333,569
	Battery Ventures XIV, LP(a)(b)(c)	5.6%	1,042,660
	CRV Select Fund II, LP(a)(b)(c)	3.5%	643,163
	CRV XIX, LP(a)(b)(c)	3.4%	626,584
	Green Equity Investors IX, LP(a)(b)(c)	6.8%	1,253,695
	Kelso Investment Associates XI, LP(a)(b)(c)	5.0%	929,469
	Mango Capital Opportunities 2022 LP(a)(b)(c)	4.8%	892,250
	NextView All Access Fund I, LP(a)(b)(c)	1.4%	263,321
	Nextview Ventures V, LP(a)(b)(c)	1.8%	343,048
	Primary Select Fund III, LP(a)(b)(c)	1.3%	241,943
	PVP Fund IV, LP(a)(b)(c)	1.4%	266,058
	Thoma Bravo Fund XV-A, LP(a)(b)(c)	16.5%	3,062,268
	Threshold Ventures IV, LP(a)(b)(c)	2.9%	537,353
	Threshold Ventures Select I, LP(a)(b)(c)	4.1%	764,396
	Work-Bench Ventures Select Fund, LP(a)(b)(c)	3.0%	563,089
	WP DVT, LP(a)(b)(c)	5.6%	1,038,288
	TOTAL PORTFOLIO FUNDS (Cost - $14,044,583)	82.8%	$15,385,498

	SHORT-TERM INVESTMENT - 5.8%
	MONEY MARKET FUND - 5.8%
1,077,959	Morgan Stanley Institutional Liquidity Fund - Government Fund - Institutional Class, 4.43%	5.8%	$1,077,959
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,077,959)	5.8%	$1,077,959

	TOTAL INVESTMENTS - 105.8% (Cost - $17,658,556)	105.8%	$19,652,457
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%		(1,070,481)
	NET ASSETS - 100.0%		$18,581,976

LP - Limited Partnership
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of December 31, 2024 was $18,574,498, which represents 100.0% of total net assets.
(c) The value of this investment has been determined in good faith under policies adopted by the Board of Trustees.
(d) Money market fund; interest rate reflects seven-day effective yield on December 31, 2024.